Document and Entity Information	Jun. 20, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	REGIS CORP
Amendment Flag	false
Entity Central Index Key	0000716643
Document Type	8-K
Document Period End Date	Jun. 20, 2025
Entity Incorporation State Country Code	MN
Entity File Number	1-12725
Entity Tax Identification Number	41-0749934
Entity Address, Address Line One	3701 Wayzata Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	(952)
Local Phone Number	947-7777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.05 par value
Trading Symbol	RGS
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights to Purchase Series A Junior Participating Preferred Stock, $0.05 par value
Trading Symbol	RGS
Security Exchange Name	NASDAQ